5. Bank Premises and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Note 5. Bank Premises and Equipment

The major classes of bank premises and equipment and accumulated depreciation and amortization at December 31 were as follows:

	2015	2014

Buildings and improvements	$11,176,189	$10,927,643
Land and land improvements	2,377,703	2,408,921
Furniture and equipment	8,752,908	8,443,668
Leasehold improvements	1,048,409	1,319,591
Capital lease	976,907	976,907
Other prepaid assets	514,476	54,261
	24,846,592	24,130,991
Less accumulated depreciation and amortization	(13,386,385)	(12,642,043)
	$11,460,207	$11,488,948

The Company is obligated under non-cancelable operating leases for bank premises expiring in various years through 2020, with options to renew.  Minimum future rental payments for these leases with original terms in excess of one year as of December 31, 2015 for each of the next five years and in aggregate are:

2016	$183,396
2017	130,493
2018	132,612
2019	104,326
2020	76,351
$627,178

Total rental expense amounted to $204,991 and $237,524 for the years ended December 31, 2015 and 2014, respectively.

Capital lease obligations

The following is a schedule by years of future minimum lease payments under capital leases, together with the present value of the net minimum lease payments as of December 31, 2015:

2016	$129,755
2017	133,255
2018	138,155
2019	138,155
2020	107,155
Subsequent to 2020	37,190
Total minimum lease payments	683,665
Less amount representing interest	(125,300)
Present value of net minimum lease payments	$558,365